Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets
Goodwill and Intangible Assets

Note 7. Goodwill and Intangible Assets

        The following table presents a summary roll forward of the Partnership's goodwill at December 31, 2013 (in thousands):

	Goodwill at December 31, 2012	2013 Additions	Goodwill at December 31, 2013
Acquisition of Alliance (1)	$31,151	$—	$31,151
Acquisition of gasoline stations from Mutual Oil Company (1)	1,175	—	1,175
Acquisition of 60% interest in Basin Transload (2)	—	86,064	86,064
Acquisition of Cascade Kelly(2)	—	35,688	35,688

Total	$32,326	$121,752	$154,078

(1)
Goodwill allocated to the GDSO reporting unit
(2)
Goodwill allocated to the Wholesale reporting unit

        Intangible assets consisted of the following (in thousands):

	Gross Carrying Amount	Accumulated Amortization	Net Intangible Assets	Amortization Period
At December 31, 2013
Intangible assets subject to amortization:
Terminalling services	$26,365	$(8,415)	$17,950	20 years
Customer relationships	43,986	(24,140)	19,846	2-15 years
Supply contracts	39,646	(10,909)	28,737	5-15 years
Brand incentive program	1,445	(641)	804	5 years
Software	1,139	(1,139)	—	5 years
Covenants not to compete	942	(942)	—	3-5 years
Customer contracts	307	(307)	—	2 years
Other intangible assets	779	(347)	432	20 years

Total intangible assets	$114,609	$(46,840)	$67,769

At December 31, 2012
Intangible assets subject to amortization:
Terminalling services	$26,365	$(7,333)	$19,032	20 years
Customer relationships	17,986	(11,178)	6,808	8-15 years
Supply contracts	39,646	(6,239)	33,407	5-15 years
Brand incentive program	1,445	(403)	1,042	5 years
Software	1,139	(1,139)	—	5 years
Covenants not to compete	942	(932)	10	3-5 years
Customer contracts	307	(307)	—	2 years
Other intangible assets	616	(93)	523	20 years

Total intangible assets	$88,446	$(27,624)	$60,822

        The aggregate amortization expense was approximately $19.2 million, $7.0 million and $4.8 million for the years ended December 31, 2013, 2012 and 2011, respectively.

        The estimated annual intangible asset amortization expense for future years ending December 31 is as follows (in thousands):

2014	$18,045
2015	9,886
2016	6,755
2017	6,419
2018	6,419
Thereafter	20,245

Total intangible assets	$67,769